Cover	May 06, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 05, 2022
Entity Registrant Name	SPRINGWORKS THERAPEUTICS, INC.
Entity Incorporation, State	DE
Entity File Number	001-39044
Entity Tax Identification Number	83-4066827
Entity Address, Street	100 Washington Blvd
Entity Address, City	Stamford
Entity Address, State	CT
Entity Address, Postal Zip Code	06902
City Area Code	203
Local Phone Number	883-9490
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, par value $0.0001 per share
Trading Symbol(s)	SWTX
Name of each exchange on which registered	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001773427
Amendment Flag	false